Business, Basis of Presentation and Summary of Significant Accounting Policies (Details)		3 Months Ended		12 Months Ended
	Mar. 07, 2019 shares	Jun. 30, 2019 segment	Mar. 31, 2019 USD ($) subsidiary segment $ / shares	Dec. 31, 2018 USD ($) banking_center subsidiary office $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 19, 2018	Jul. 24, 2018	Apr. 02, 2018	Mar. 15, 2018
Class of Stock [Line Items]
Reportable business segments | segment		1	4
Number of subsidiaries | subsidiary			2	2
Number of banking centers | banking_center				23
Distribution Trust Agreement, percentage of common shareholders equity held by trust								80.10%
Distribution Trust Agreement, percentage of retained shareholders equity held by trust								19.90%
Cash reserve balances				$ 200,000	$ 1,200,000
Securities receivable				3,500,000	6,500,000
Unamortized net deferred loan fees and origination costs				7,100,000	7,400,000
Goodwill impairment charge				0	0
Reclassification of tax law impact on AOCI					0
Available for sale			$ 1,551,591,000	1,586,051,000	1,687,157,000
Gross unrealized losses			$ 20,037,000	$ 36,058,000	$ 21,859,000
Class A common stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.10	$ 0.10	$ 0.10
Class B common stock
Class of Stock [Line Items]
Treasury stock, acquired (in shares) | shares	2,112,321
Common stock, par value (in dollars per share) | $ / shares			$ 0.10	$ 0.10	$ 0.10
Mutual funds
Class of Stock [Line Items]
Available for sale			$ 23,467,000	$ 23,110,000	$ 23,617,000
Gross unrealized losses			$ 800,000	$ 1,156,000	645,000
Accumulated Other Comprehensive Loss
Class of Stock [Line Items]
Reclassification of tax law impact on AOCI					$ 1,094,000
Mercantil Servicios Financieros, C.A. (MSF) | Maximum
Class of Stock [Line Items]
Percent of shares outstanding owned				5.00%
Mercantil Servicios Financieros, C.A. (MSF) | Maximum | Class B common stock
Class of Stock [Line Items]
Percent of shares outstanding owned						5.00%
Florida
Class of Stock [Line Items]
Number of banking centers | banking_center				15
Texas
Class of Stock [Line Items]
Number of banking centers | banking_center				8
Number of loan production offices | office				1,000
New York
Class of Stock [Line Items]
Number of loan production offices | office				1,000
Amerant Bank, N.A
Class of Stock [Line Items]
Ownership percentage of subsidiary			100.00%	100.00%
Mercantil Florida Bancorp, Inc
Class of Stock [Line Items]
Ownership percentage of subsidiary							100.00%
Mercantil Bank Holding Corporation | Mercantil Servicios Financieros, C.A. (MSF)
Class of Stock [Line Items]
Ownership percentage of subsidiary									100.00%